UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $116,032 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     7136   138905 SH       SOLE                   138905
AMGEN                          COM              031162100     5741    98628 SH       SOLE                    98628
ANHEUSER-BUSCH                 COM              035229103     4935   104130 SH       SOLE                   104130
BERKSHIRE HATHAWAY 'B'         COM              084670702     6989     2447 SH       SOLE                     2447
COLGATE-PALMOLIVE              COM              194162103     5145    98625 SH       SOLE                    98625
DELL INC.                      COM              24702R101     5611   146035 SH       SOLE                   146035
GENERAL ELECTRIC               COM              369604103     6540   181369 SH       SOLE                   181369
GILLETTE                       COM              375766102     3595    71215 SH       SOLE                    71215
HARLEY-DAVIDSON                COM              412822108     7650   132440 SH       SOLE                   132440
HERSHEY COMPANY                COM              427866108    11201   185255 SH       SOLE                   185255
JOHNSON&JOHNSON                COM              478160104      272     4055 SH       SOLE                     4055
LAB. CORP. AMER.               COM              50540r409     6009   124660 SH       SOLE                   124660
MEDTRONIC, INC.                COM              585055106     6455   126698 SH       SOLE                   126698
MFS Muni Income TR SBI         COM              552738106      140    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     6360   263148 SH       SOLE                   263148
McGRAW HILL CO.                COM              580645109     8051    92270 SH       SOLE                    92270
PATTERSON INC.                 COM              703395103    10139   202980 SH       SOLE                   202980
PEPSICO INC.                   COM              713448108      277     5220 SH       SOLE                     5220
PFIZER INC COM                 COM              717081103     6221   236806 SH       SOLE                   236806
SHERWIN WILLIAMS               COM              824348106     7567   172015 SH       SOLE                   172015